CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	[2]	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (155)	$ (635)	[1],[3]	$ 4,087
Other comprehensive income/(loss), net of tax:
Change in unrealized gain/(loss) on marketable securities, net	17	(460)		(982)
Other than temporary impairment of marketable securities, reclassification to statement of operations	153	752		0
Change in unrealized foreign exchange differences	0	(15)		(22)
Change in actuarial gain/(loss) relating to pension	22	27		(28)
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries	1	0		1
Deconsolidation of subsidiaries	0	0		0
Share of other comprehensive income from associated companies	10	10		0
Other comprehensive income/(loss):	203	314		(1,031)
Total comprehensive income/(loss) for the period	48	(321)		3,056
Comprehensive income attributable to the non-controlling interest	34	7		53
Comprehensive income/(loss) attributable to the parent	$ 14	$ (328)		$ 3,003

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Refer to Note 39 "Restatement of previously issued financial statements"